Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
30-Apr-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

15-May-2020
Distribution Date
30-Apr-2020
1-Apr-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-May-2020
Record Date
14-May-2020
30

15-May-2020
15-Apr-2020
15-May-2020
15-Apr-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
300,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
389,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
125,000,000.00
0.000000
419,719,559.18
24,327,067.81
395,392,491.37
Class A-3 Notes
54.180552
449,000,000.00
0.880607
121,950,000.00
0.00
121,950,000.00
Class A-4 Notes
0.000000
121,950,000.00
1.000000
541,669,559.18
517,342,491.37
24,327,067.81
Total Note Balance
1,384,950,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
30,586,285.24
35,511,558.33
577,181,117.51
35,511,558.33
Pool Balance
609,575,037.83
583,440,334.94
1,508,391,985.09
1,420,462,333.05
87,929,652.04
32,393,920.32
552,854,049.70
35,512,333.05
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
35,511,558.33
2.50%
2.50%
35,512,333.05
2.50%
35,511,558.33
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.350000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.710000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
0.904000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
3.030000%
1,059,791.89
2.360338
25,386,859.70
56.540890
Class A-4 Notes
3.150000%
320,118.75
2.625000
320,118.75
2.625000
$25,706,978.45
Total
$1,379,910.64

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
30-Apr-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
27,352,201.59
Recoveries
0.00
25,505,913.62
27,352,201.59
183,914.75
72,000.42
1,586,814.00
3,558.80
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
507,979.20
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,379,910.64
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
24,327,067.81
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
27,352,201.59
1,137,243.94
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
507,979.20
507,979.20
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,379,910.64
1,379,910.64
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
1,059,791.89
0.00
1,059,791.89
thereof on Class A-4 Notes
320,118.75
0.00
320,118.75
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,379,910.64
1,379,910.64
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
24,327,067.81
0.00
24,327,067.81
Aggregate Principal Distributable Amount
24,327,067.81
24,327,067.81
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
30-Apr-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,551,155.83
0.00
0.00
3,551,155.83
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
3,102.73
456.07
456.07
456.07
3,558.80
3,551,155.83
Notice to Investors
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, estimated not to exceed three months, which will generally result in an extension of the term of the customer's contract by an equivalent number of months .
The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral. The Servicer is also temporarily curtailing certain collection activities, including repossessions. Different relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
30-Apr-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,508,391,985.09
3.47%
30.50
34.77
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
609,575,037.83
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
7,097,628.00
0.00
628,789.27
583,440,334.94
31,253
31,831
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,953
18,408,285.62
3.39%
52.73
Pool Factor
38.68%
14.04

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
30-Apr-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
583,440,334.94
31,253
100.00%
91-120 Days Delinquent
21
0.10%
603,968.13
61-90 Days Delinquent

0.21%
1,230,212.19
31-60 Days Delinquent

0.53%
3,105,591.96
Current
99.15%
578,500,562.66
31,071
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.673%
0.314%
No
Loss Statistics
Average Net Loss / (Gain)
10,099.48
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.576%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.757%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
6,140,483.84
376,537.95
Principal Net Loss / (Gain)
Principal Recoveries
68,522.87
5,365,811.80
Principal Net Liquidation Proceeds
183,728.45
5,727,704.52
Principal Gross Losses
628,789.27
17,234,000.16
27

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.407%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.513%
0.709%
0.323%